Non-Controlling Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-Controlling Interests
Non-controlling interests' share of equity	$ 356,966	$ 348,494
Lotterie Nazionali S.r.l.
Non-Controlling Interests
Ownership percentage	64.00%
Northstar New Jersey Lottery Group, LLC
Non-Controlling Interests
Ownership percentage	82.31%